Share-based Payment - Significant Terms and Conditions of Stock Option Plan (Parenthetical) (Detail)	12 Months Ended
	Mar. 31, 2018 yr	Mar. 31, 2017
Disclosure of terms and conditions of share-based payment arrangement [Line Items]
Term of options granted for director, a corporate auditor or an executive officer		4
Maximum [member]
Disclosure of terms and conditions of share-based payment arrangement [Line Items]
Term of options granted for director, a corporate auditor or an executive officer	30
Term of options granted for director, a corporate auditor or an executive officer who are relieved of their positions	20 years